Leases (Details) - Schedule of Lease Terms and Discount Rates for All of Operating Leases - USD ($)			12 Months Ended
		Feb. 29, 2024	Mar. 31, 2024		Mar. 31, 2023
Schedule of Lease Terms and Discount Rates for All of Operating Leases [Abstract]
Operating lease, Weighted average remaining lease term (years)			4 years 3 months		4 years 7 months 24 days
Operating lease,Weighted average discount rate	[1]		4.77%		5.33%
Gains on sales and leaseback transactions		$ 731,638	$ 731,638	[2]		[2]
Finance lease,eighted average remaining lease term (years)			2 years 8 months 1 day		3 years 8 months 12 days
Finance lease,Weighted average discount rate			8.07%		8.07%

[1]	The Company used an incremental borrowing rate of 6.68% for its lease contracts entered prior to fiscal year 2024 and 2.03% for its lease contracts entered during fiscal year 2024 in Japan. The Company used an incremental borrowing rate of 2.83%, 5.25% and 8.50% for its lease contracts in Hong Kong, Canada and the United States, respectively.
[2]	On December 14, 2023, the Company entered into a Real Estate Sales Agreement (“Sales Agreement”) with a third-party buyer (the “Buyer”). Pursuant to the agreement, the Company sold its head office in Japan including the building and land to the Buyer for a total consideration of ¥430.0 million. On February 28, 2024, the Company entered into a Rental Agreement with the Buyer, pursuant to the agreement, the Company leased the same building for its head office for two years from February 28, 2024 to February 27, 2026, with a monthly rental of ¥1.75 million. The Company determined that these transactions should be accounted as sales and leaseback transaction as the control of the head office was transferred to the Buyer, and recognized a gain of $731,638 on disposal of the building and land on February 29, 2024.